Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent events
Subsequent events

On January 28, 2020, we eliminated the quarterly distribution to our common unitholders. The move reflects the Company's desire to preserve liquidity ahead of debt maturities in the second half of 2020 and first quarter of 2021.

During the first quarter of 2020, there was a significant decrease in the oil price due to the actions of OPEC and its partners combined with the global impact of the COVID-19 pandemic. These events had a significant impact on the offshore drilling market with oil and gas companies being expected to reduce their expenditures in the near-term. This may result in a period of lower utilization for our drilling rigs as well as downward pressure on dayrates. We have considered this to be an indicator of impairment for our rigs in the first quarter of 2020 and have recorded an impairment charge of $922.9 million against our drilling units in our first quarter 2020 results.

On April 3, 2020, we fully repaid $15.9 million outstanding on the T15 facility.